Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Income (loss) for the year		$ 12,922,294	$ (47,590,257)	$ (18,495,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		3,236	5,370	94,852
Interest expense		5,075	4,848	3,333
Change in benefits to employees		13,463	18,667	6,003
Shares issued pursuant to a settlement agreement			546,122
Loss from revaluation of settlement agreement		643,519	69,955
Derivative for settlement agreement			308,862
Loss (gain) from revaluation of warrants		(30,414,880)	28,866,166	(7,704)
Impairments	[1]	5,462,000	8,200,336	13,142,481
Share-based compensation		2,286,389	3,709,278	343,253
Finance expenses (income)		229,341	(485,453)	176,409
Changes in operating assets and liabilities:
Other receivables and trade receivables		(319,188)	(126,280)	38,370
Trade payables and accrued liabilities		(84,401)	143,423	67,060
Related parties		(119,799)	(216,357)	450,048
Inventory		(163,414)
Prepaid expenses		1,011	(15,721)	800,191
Deferred revenue		5,316	8,294	(87,274)
Net cash used in operating activities		(9,530,038)	(6,552,747)	(3,468,099)
Investing activities:
Purchase of property and equipment		(1,330)		(7,703)
Investment in intangible assets				(366,325)
Net cash used in investing activities		(1,330)		(374,028)
Financing activities:
Share repurchase		(127,785)
Receipt of loans		102,748
Proceeds from issuance of enhanced voting preference shares			35,608
Proceeds from public offering, net		20,552,190	7,741,342	4,695,751
Proceeds from exercise of warrants		182,501
Repayment of long term loan		(144,350)	(47,818)	(45,350)
Net cash provided by financing activities		20,565,304	7,729,132	4,650,401
Net Increase (decrease) in cash and cash equivalents		11,033,936	1,176,385	808,274
Effect of foreign exchange rate changes on cash and cash equivalents		(419,862)	326,715	(87,211)
Cash and cash equivalents at beginning of year		4,617,034	3,113,934	2,392,871
Cash and cash equivalents at end of year		15,231,108	4,617,034	3,113,934
Supplemental disclosure of material noncash activities:
Cash paid during the year for interest		5,075	4,848	5,972
Issuance of shares upon exercise of warrants		14,649,435	5,306,385
Shares issued pursuant to a settlement agreement		$ 830,452

[1]	Reclassified to conform to the current period presentation